Commitments and Contingencies (Details Narrative) (10-K) - USD ($)										1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2020	Mar. 10, 2020	Feb. 21, 2020	Dec. 16, 2019	Jan. 18, 2017	Jul. 21, 2016	Aug. 18, 2015	Oct. 15, 2014	Jun. 27, 2014	Mar. 30, 2011	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 05, 2018
Payment of past due invoice			$ 103,890
Late fee			3,631
Value of seeking amount			$ 100,259		$ 146,082
Percentage of outstanding unpaid invoices			1.50%
Accounts payable															$ 198,550	$ 198,550	$ 124,025
Due and payable investment banking services						$ 225,000
Principal cash obligations and commitments															995,900
Dr. Arnold S.Lippa [Member]
Cash compensation expense											$ 84,900	$ 84,900	$ 169,800	$ 169,800	339,600	339,600
Base salary							$ 300,000
Percentage of annual bonus from base salary							50.00%
Health plan for employees expense	$ 1,200						$ 1,200
Maximum health coverage amount per month	$ 1,000						1,000
Mr Margolis [Member]
Monthly cash fee													1,000
Base salary							300,000
Health plan for employees expense							1,200
Maximum health coverage amount per month							$ 1,000
Dr. Lippa and Mr. Margolis [Member]
Net proceeds from offering cost													2,000,000		2,000,000
Biovail Laboratories International SRL [Member] | Maximum [Member]
Acquisition of potential future payment										$ 15,150,000
Receive additional payments net sales										$ 15,000,000
Consulting Agreement [Member] | DNA Healthlink, Inc [Member] | Richard Purcell [Member]
Monthly cash fee								$ 12,500
Cash compensation expense													37,500	75,000	150,000	150,000
Recurring Cash Compensation Accrued Pursuant Amended Agreement [Member]
Cash compensation expense											80,400	$ 80,400	$ 169,800	$ 169,800	$ 321,600	321,600
University of Illinois 2014 Exclusive License Agreement [Member]
License agreement effective date									Sep. 18, 2014
License fee									$ 25,000
Outstanding patent costs									$ 15,840
Percentage of royalty on net sale													4.00%		4.00%
Percentage of payment on sub licensee revenue													12.50%		12.50%
Minimum annual royalty payment amount													$ 100,000		$ 100,000
Royalty due date													Jun. 30, 2020		Jun. 30, 2020
Minimum annual royalty increase													$ 150,000		$ 150,000
Charge to operations with royalty obligation													2,289,770		100,000	$ 100,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Five Days After Dosing of First Patient Phase Three Human Clinical Trial [Member]
Payment for sale of product													350,000		350,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Five Days After First New Drug Application Filing [Member]
Payment for sale of product													500,000		500,000
University of Illinois 2014 Exclusive License Agreement [Member] | Due Within Twelve Months of First Commercial Sale Member [Member]
Payment for sale of product													1,000,000		1,000,000
University of Illinois 2014 Exclusive License Agreement [Member] | Maximum [Member] | First Sale Of Product [Member]
Minimum annual royalty payment amount													200,000		200,000
Charge to operations with royalty obligation													25,000
University of Illinois 2014 Exclusive License Agreement [Member] | Maximum [Member] | First Commercial Sale Of Product [Member]
Minimum annual royalty payment amount													250,000		250,000
Charge to operations with royalty obligation													25,000
Subsequent Event [Member]
Payment of past due invoice		$ 103,890
Late fee		$ 3,631
Served complaint and summons date		February 21, 2020
Value of seeking amount		$ 100,259
Percentage of outstanding unpaid invoices		1.50%
Vendor [Member]
Payment of past due invoice				$ 103,890
Late fee				$ 3,631
Accounts payable											$ 99,959		$ 99,959		$ 99,959